CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 87,118	$ 44,250	[1]
Restricted cash	6,138	5,914	[1]
Short-term investments	31,158	17,882	[2]
Notes receivable	5,958	2,291	[2]
Inventories	62,341	31,865	[2]
Amounts due from related parties, net	53,737	5,007	[2]
Prepayments and other current assets, net	36,383	61,531	[2]
Total current assets	483,175	386,127	[2]
Non-current assets
Long-term investments, net	61,503	2,164	[2]
Property and equipment, net	26,705	21,855	[2]
Intangible assets, net	40,381	42,204	[2]
Operating lease right-of-use assets	16,770	18,206	[2]
Goodwill	3,686	3,504	[2]
Total non-current assets	179,234	128,216	[2]
Total assets	662,409	514,343	[2]
Current liabilities
Short-term borrowings	310,659	185,243	[2]
Notes payable	19,311	19,344	[2]
Amounts due to related parties	54,648	24,071	[2]
Operating lease liabilities, current	4,983	5,611	[2]
Convertible notes payable, current	38,819	64,473	[2]
Accrued expenses and other current liabilities	88,875	85,477	[2]
Income tax payable	1,022	2,787	[2]
Total current liabilities	823,004	698,650	[2]
Non-current liabilities
Long term borrowings	5,587	0	[2]
Convertible notes payable, non-current	60,283	0	[2]
Operating lease liabilities, non-current	15,696	16,696	[2]
Warrant liabilities, non-current	1,125	1,201	[2]
Provisions	17,804	14,993	[2]
Deferred tax liabilities	1,700	2,070	[2]
Total non-current liabilities	122,880	53,396	[2]
Total liabilities	945,884	752,046	[2]
Commitments and contingencies			[2]
SHAREHOLDERS’ DEFICIT
Treasury Stock, Value	(30,004)	(1,019)	[2]
Additional paid-in capital	958,052	895,010	[2]
Accumulated deficit	(1,190,495)	(1,124,452)	[2]
Accumulated other comprehensive loss	(20,219)	(9,209)	[2]
Total deficit attributable to ordinary shareholders of ECARX Holdings Inc.	(282,664)	(239,668)	[2]
Noncontrolling interests	(811)	1,965	[2]
Total shareholders’ deficit	(283,475)	(237,703)	[2]
Liabilities and shareholders’ deficit	662,409	514,343	[2]
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary Shares	2	2	[2]
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary Shares	0	0	[2]
Nonrelated Party
Current assets
Accounts receivable	14,806	30,057	[2]
Non-current assets
Other non-current assets	30,189	3,880	[2]
Current liabilities
Accounts payable	192,756	220,308	[2]
Contract liabilities, current	123	876	[2]
Non-current liabilities
Contract liabilities, non-current	0	3	[2]
Other non-current liabilities	20,675	13,349	[2]
Related Party
Current assets
Accounts receivable	185,536	187,330	[2]
Amounts due from related parties, net	53,737	5,007
Non-current assets
Other non-current assets	0	36,403	[2]
Current liabilities
Accounts payable	104,483	69,967	[2]
Amounts due to related parties	54,648	24,071
Contract liabilities, current	7,325	20,493	[2]
Non-current liabilities
Contract liabilities, non-current	$ 10	$ 5,084	[2]

[1]	Restated (refer to Note 2(c))
[2]	Restated (refer to Note 2(c))